LORD ABBETT GLOBAL FUND, INC.

Lord Abbett Emerging Markets Corporate Debt Fund

Lord Abbett Emerging Markets Local Bond Fund

Supplement dated March 28, 2016 to the

Prospectus dated May 1, 2015

Each change below is effective March 28, 2016.

Emerging Markets Corporate Debt Fund

The following table replaces the table in the subsection under “Management – Portfolio Managers” on page 11 of the prospectus:

Portfolio Manager/Title	Member of the Investment Management Team Since
Andrew H. O’Brien, Partner and Portfolio Manager	2013
Leah G. Traub, Partner and Portfolio Manager	2013
Robert A. Lee, Partner and Deputy Chief Investment Officer	2013

The following paragraph replaces the first paragraph under “Management and Organization of the Funds – Portfolio Managers” on page 105 of the prospectus:

Emerging Markets Corporate Debt Fund. The team is headed by Andrew H. O’Brien, Partner and Portfolio Manager, who joined Lord Abbett in 1998. Assisting Mr. O’Brien is Leah G. Traub, Partner and Portfolio Manager, who joined Lord Abbett in 2007. Mr. O’Brien and Ms. Traub are jointly and primarily responsible for the day-to-day management of the Fund and have been members of the team since the Fund’s inception. Robert A. Lee, Partner and Deputy Chief Investment Officer, is a senior member of the team. Mr. Lee joined Lord Abbett in 1997 and has been a member of the team since the Fund’s inception.

Emerging Markets Local Bond Fund

The following table replaces the table in the subsection under “Management – Portfolio Managers” on page 36 of the prospectus:

Portfolio Manager/Title	Member of the Investment Management Team Since
Leah G. Traub, Partner and Portfolio Manager	2013
David B. Ritt, Portfolio Manager	2013
Robert A. Lee, Partner and Deputy Chief Investment Officer	2013

The following paragraph replaces the third paragraph under “Management and Organization of the Funds – Portfolio Managers” on page 105 of the prospectus:

Emerging Markets Local Bond Fund. The team is headed by Leah G. Traub, Partner and Portfolio Manager, who joined Lord Abbett in 2007. Assisting Ms. Traub is David B. Ritt, Portfolio Manager, who joined Lord Abbett in 2006. Ms. Traub and Mr. Ritt are jointly and primarily responsible for the day-to-day management of the Fund and have been members of the team since the Fund’s inception. Robert A. Lee, Partner and Deputy Chief Investment Officer, is a senior member of the team. Mr. Lee joined Lord Abbett in 1997 and has been a member of the team since the Fund’s inception.

Please retain this document for your future reference.